	CLIFFORD CAPITAL PARTNERS FUND
Schedule of Investments		December 31, 2022 (unaudited)
			Shares	Fair Value
97.95%	COMMON STOCKS
13.38%	CONSUMER DISCRETIONARY
	AutoZone, Inc.(A) . . . . . . . . . .	. .	1,870	$ 4,611,757
	Big Lots, Inc. . . . . . . . . . . . .	.	198,900	2,923,830
	eBay Inc. . . . . . . . . . . . . .	. .	82,300	3,412,981
	Perdoceo Education Corp.(A) . . . . .	.	245,600	3,413,840
	Qurate Retail, Inc. - Class A(A) . . . .	. .	466,900	761,047
				15,123,455
10.90%	CONSUMER STAPLES
	General Mills, Inc. . . . . . . . . .	. .	55,800	4,678,830
	Haleon PLC-ADR-W/I(A) . . . . . . .	. .	360,500	2,884,000
	The Kraft Heinz Co. . . . . . . . .	. .	116,900	4,758,999
				12,321,829
6.36%	ENERGY
	Liberty Energy, Inc. . . . . . . . . .	.	180,300	2,886,603
	Schlumberger Ltd. . . . . . . . . .	. .	80,400	4,298,184
				7,184,787
22.56%	FINANCIALS
	American Express Co. . . . . . . .	. .	27,800	4,107,450
	Community Trust Bancorp, Inc. . . . .	.	99,600	4,574,628
	CVB Financial Corp. . . . . . . . .	. .	168,800	4,346,600
	First Citizens BancShares, Inc. . . . .	.	5,480	4,155,813
	First Hawaiian, Inc. . . . . . . . . .	.	176,400	4,593,456
	Westamerica Bancorp. . . . . . . .	. .	63,000	3,717,630
				25,495,577
10.51%	HEALTH CARE
	Cardinal Health, Inc. . . . . . . . .	. .	77,300	5,942,051
	GSK PLC . . . . . . . . . . . . .	. .	92,100	3,236,394
	Johnson & Johnson . . . . . . . .	. .	15,300	2,702,745
				11,881,190

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QUARTERLY REPORT

	CLIFFORD CAPITAL PARTNERS FUND
Schedule of Investments - continued		December 31, 2022 (unaudited)
			Shares	Fair Value
14.81%	INDUSTRIALS
	3M Company . . . . . . . . . . .	. .	30,700	$3,681,544
	HNI Corp. . . . . . . . . . . . . .	.	57,100	1,623,353
	Pitney Bowes, Inc. . . . . . . . . .	. .	947,000	3,598,600
	Raytheon Technologies Corp. . . . .	.	41,500	4,188,180
	Stericycle, Inc.(A) . . . . . . . . . .	. .	72,900	3,636,981
				16,728,658
13.78%	INFORMATION TECHNOLOGY
	Cisco Systems, Inc. . . . . . . . . .	.	63,100	3,006,084
	DXC Technology Co.(A) . . . . . . .	. .	168,800	4,473,200
	EVERTEC, Inc. . . . . . . . . . . .	.	112,700	3,649,226
	NCR Corp.(A) . . . . . . . . . . . .	.	189,800	4,443,218
				15,571,728
5.64%	MATERIALS
	Compass Minerals International, Inc. .	. .	80,100	3,284,100
	Sealed Air Corp. . . . . . . . . . .	.	61,800	3,082,584
				6,366,684
97.95%	TOTAL COMMON STOCKS . . . . . .			110,673,907
6.72%	MONEY MARKET FUNDS
	Federal Institutional Prime Obligations
	Fund Institutional Class 4.36%(B) . . .	. .	7,590,845	7,591,604
104.67%	TOTAL INVESTMENTS . . . . . . . .			118,265,511
-4.67%	Liabilities in excess of other assets . . .			(5,271,453)
100.00%	NET ASSETS . . . . . . . . . . . . .			$112,994,059

(A)Non-income producing

(B)Effective 7 day yield as of December 31, 2022

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QUARTERLY REPORT

CLIFFORD CAPITAL PARTNERS FUND

Schedule of Investments - continued	December 31, 2022 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022:

		Level 2	Level 3
		Other
	Quoted	Significant	Significant
		Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks . . . . .	$ 110,673,907	$—	$—	$110,673,907
Money Market Funds . . .	7,591,604			7,591,604
Total Investments . . . .	$ 118,265,511	$—	$—	$118,265,511

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2022.

At December 31, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $114,381,535 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . . $13,008,607

Gross unrealized depreciation . . . . (9,124,630)

Net unrealized appreciation . . . . . $ 3,883,976

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QUARTERLY REPORT